WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

LARGE COMPANY GROWTH PORTFOLIO
Investment Class Shares (DTLGX)
Institutional Class Shares (WLCGX)

LARGE COMPANY VALUE PORTFOLIO
Investment Class Shares (DTLVX)
Institutional Class Shares (WCLVX)

SMALL COMPANY GROWTH PORTFOLIO
Investment Class Shares (DTSGX)
Institutional Class Shares (WSMGX)

SMALL COMPANY VALUE PORTFOLIO
Investment Class Shares (DTSVX)
Institutional Class Shares (WSMVX)

WILSHIRE 5000 INDEXSM FUND
Investment Class Shares (WFIVX)
Institutional Class Shares (WINDX)

WILSHIRE LARGE CAP CORE PLUS FUND
Investment Class Shares (WLCTX)
Institutional Class Shares (WLTTX)

Supplement dated June 10, 2011 to the Company’s Statement of Additional Information dated May 1, 2011

 This Supplement replaces and supersedes any contrary information contained in the Statement of Additional Information:

 Effective June 10, 2011, Northern Trust Company will replace BNY Mellon Asset Servicing Global Financial Institutions as the Custodian of the Portfolios.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “INVESTMENT ADVISORY AND OTHER SERVICES” AND THE SUB-HEADING “CUSTODIAN” ON PAGE 50 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Custodian

Northern Trust Company (“Northern Trust”), 50 LaSalle Street, Chicago, Illinois  90401-1085, serves as custodian of the assets of the Portfolios. Under the Custody Agreement, Northern Trust maintains the Portfolios’ securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities and performs other ministerial duties as outlined in the Custody Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE COMPANY FOR FUTURE REFERENCE.

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

WILSHIRE 5000 INDEXSM FUND
Qualified Class Shares

Supplement dated June 10, 2011 to the Company’s Statement of Additional Information dated May 1, 2011

 This Supplement replaces and supersedes any contrary information contained in the Statement of Additional Information:

 Effective June 10, 2011, Northern Trust Company will replace BNY Mellon Asset Servicing Global Financial Institutions as the Custodian of the Fund.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “INVESTMENT ADVISORY AND OTHER SERVICES” AND THE SUB-HEADING “CUSTODIAN” ON PAGE 23 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Custodian

Northern Trust Company (“Northern Trust”), 50 LaSalle Street, Chicago, Illinois  90401-1085, serves as custodian of the assets of the Fund. Under the Custody Agreement, Northern Trust maintains the Fund’s securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities and performs other ministerial duties as outlined in the Custody Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE COMPANY FOR FUTURE REFERENCE.

WILSHIRE MUTUAL FUNDS, INC.
(the “Company”)

WILSHIRE 5000 INDEXSM FUND
Horace Mann Class Shares

Supplement dated June 10, 2011 to the Company’s Statement of Additional Information dated May 1, 2011

 This Supplement replaces and supersedes any contrary information contained in the Statement of Additional Information:

 Effective June 10, 2011, Northern Trust Company will replace BNY Mellon Asset Servicing Global Financial Institutions as the Custodian of the Fund.

THE FOLLOWING INFORMATION REPLACES AND SUPERSEDES THE INFORMATION UNDER THE HEADING “INVESTMENT ADVISORY AND OTHER SERVICES” AND THE SUB-HEADING “CUSTODIAN” ON PAGE 23 OF THE STATEMENT OF ADDITIONAL INFORMATION:

Custodian

Northern Trust Company (“Northern Trust”), 50 LaSalle Street, Chicago, Illinois  90401-1085, serves as custodian of the assets of the Fund. Under the Custody Agreement, Northern Trust maintains the Fund’s securities, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on portfolio securities and performs other ministerial duties as outlined in the Custody Agreement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION OF THE COMPANY FOR FUTURE REFERENCE.

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